Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Abstract]
Commissions	¥ 455,289	¥ 407,011	¥ 364,095
Fees from investment banking	200,548	212,234	173,265
Asset management and portfolio service fees	468,600	378,196	310,154
Other revenue	79,735	71,221	48,971
Total	¥ 1,204,172	¥ 1,068,662	¥ 896,485